Selling and distribution expenses	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Selling and distribution expenses
7.	Selling and distribution expenses

(in €‘000)	2021	2020	2019
Employee benefits expenses	1,898	2,907	4,938
Depreciation of right-of-use assets	92	153	240
Marketing and communication costs	421	478	548
Housing and facility costs	60	358	194
Travelling costs	1	23	148
Total	2,472	3,919	6,068
Refer to Note 9 for a breakdown of expenses by nature.